UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Qualified Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $    1,488,390
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALBEMARLE CORP               COM            012653101   77,650 1,250,000 SH       DEFINED    1,2,3,4  1,250,000      0    0
ATLAS ENERGY LP              COM UNITS LP   04930A104    3,799   109,368 SH       DEFINED    1,2,3,4    109,368      0    0
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR 04941A101   24,082 1,071,736 SH       DEFINED    1,2,3,4  1,071,736      0    0
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108   46,770 3,000,000     CALL DEFINED    1,2,3,4  3,000,000      0    0
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108   46,770 3,000,000     CALL DEFINED    1,2,3,4  3,000,000      0    0
BLUE NILE INC                COM            09578R103    7,023   182,500 SH       DEFINED    1,2,3,4    182,500      0    0
CARMAX INC                   COM            143130102   82,130 2,187,800 SH       DEFINED    1,2,3,4  2,187,800      0    0
CBOE HLDGS INC               COM            12503M108    5,892   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
CBOE HLDGS INC               COM            12503M108   15,172   515,000     CALL DEFINED    1,2,3,4    515,000      0    0
CONSTELLATION BRANDS INC     CL A           21036P108  120,768 3,412,490 SH       DEFINED    1,2,3,4  3,412,490      0    0
DECKERS OUTDOOR CORP         COM            243537107    4,027   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
DUNKIN BRANDS GROUP INC      COM            265504100    3,318   100,000     PUT  DEFINED    1,2,3,4    100,000      0    0
ENPRO INDS INC               COM            29355X107   21,369   522,469 SH       DEFINED    1,2,3,4    522,469      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108   89,100 1,650,000 SH       DEFINED    1,2,3,4  1,650,000      0    0
FLEETCOR TECHNOLOGIES INC    COM            339041105   37,555   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
FUSION-IO INC                COM            36112J107   11,801   514,650 SH       DEFINED    1,2,3,4    514,650      0    0
HERBALIFE LTD                COM USD SHS    G4412G101    3,294   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
HUNTINGTON INGALLS INDS INC  COM            446413106   98,070 2,262,800 SH       DEFINED    1,2,3,4  2,262,800      0    0
INTERCONTINENTALEXCHANGE INC COM            45865V100   24,762   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
INTERPUBLIC GROUP COS INC    COM            460690100   90,645 8,225,500 SH       DEFINED    1,2,3,4  8,225,500      0    0
JONES LANG LASALLE INC       COM            48020Q107   68,411   815,000 SH       DEFINED    1,2,3,4    815,000      0    0
LAMAR ADVERTISING CO         CL A           512815101   55,537 1,433,200 SH       DEFINED    1,2,3,4  1,433,200      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A  53071M104   78,720 4,000,000 SH       DEFINED    1,2,3,4  4,000,000      0    0
MADISON SQUARE GARDEN CO     CL A           55826P100    6,837   154,163 SH       DEFINED    1,2,3,4    154,163      0    0
MELLANOX TECHNOLOGIES LTD    SHS            M51363113   21,973   370,044 SH       DEFINED    1,2,3,4    370,044      0    0
MOODYS CORP                  COM            615369105  110,704 2,200,000 SH       DEFINED    1,2,3,4  2,200,000      0    0
NAVIOS MARITIME PARTNERS L P UNIT LPI       Y62267102    3,684   300,000 SH       DEFINED    1,2,3,4    300,000      0    0
NICHOLAS FINANCIAL INC       COM NEW        65373J209   12,849 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101   14,028   525,000 SH       DEFINED    1,2,3,4    525,000      0    0
ROCKWOOD HLDGS INC           COM            774415103   51,559 1,042,430 SH       DEFINED    1,2,3,4  1,042,430      0    0
RYMAN HOSPITALITY PPTYS INC  COM            78377T107   25,738   669,227 SH       DEFINED    1,2,3,4    669,227      0    0
SEARS HLDGS CORP             COM            812350106   13,442   325,000 SH       DEFINED    1,2,3,4    325,000      0    0
STEWART ENTERPRISES INC      CL A           860370105    9,817 1,285,000 SH       DEFINED    1,2,3,4  1,285,000      0    0
STURM RUGER & CO INC         COM            864159108   10,162   223,838 SH       DEFINED    1,2,3,4    223,838      0    0
UNION PAC CORP               COM            907818108   44,002   350,000 SH       DEFINED    1,2,3,4    350,000      0    0
VISA INC                     COM CL A       92826C839   83,369   550,000 SH       DEFINED    1,2,3,4    550,000      0    0
WABCO HLDGS INC              COM            92927K102   63,560   975,000 SH       DEFINED    1,2,3,4    975,000      0    0
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